INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Current portion:
Intangible assets with definite useful years
Licensed copyrights	38,151	(18,544)	19,607

Non-current portion:
Intangible assets with definite useful years
Licensed copyrights	771,733	(421,063)	350,670
Advertising license	1,510	(130)	1,380
Technology	27,900	(1,976)	25,924
Non-compete agreement	8,200	(968)	7,232
Customer relationship	41,530	(2,941)	38,589
User generated content	62,300	(26,472)	35,828
Content produced	100	(100)	—
	913,273	(453,650)	459,623
Intangible assets with indefinite useful years
Domain name, trademark and online video license	845,300	—	845,300
	1,758,573	(453,650)	1,304,923

	As of December 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Current portion:
Intangible assets with definite useful years
Licensed copyrights	162,613	(110,671)	51,942	8,580

Non-current portion:
Intangible assets with definite useful years
Licensed copyrights	627,771	(333,889)	293,882	48,546
Advertising license	1,221	(62)	1,159	191
Technology	20,854	(2,526)	18,328	3,028
Non-compete agreement	5,287	(1,240)	4,047	669
Customer relationship	31,042	(3,759)	27,283	4,507
User generated content	17,809	(10,137)	7,672	1,267
	703,984	(351,613)	352,371	58,208
Intangible assets with indefinite useful years
Domain name, trademark and online video license	845,300	—	845,300	139,633
	1,549,284	(351,613)	1,197,671	197,841

The Company recognized impairment charges on intangible assets of RMB nil, RMB nil and RMB55,331(US$9,140) for the years ended December 31, 2011, 2012 and 2013, respectively (see Note 2 “ Impairment of Long-Lived Assets Other Than Goodwill”).

Amortization expense was RMB161,553, RMB402,445 and RMB775,855 (US$128,162) for the years ended December 31, 2011, 2012 and 2013, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	300,819	49,692
Between 1 and 2 years	74,141	12,247
Between 2 and 3 years	22,142	3,658
Between 3 and 4 years	8,738	1,443
Between 4 and 5 years	405	67